Capital and reserves	12 Months Ended
Dec. 31, 2023
Capital and reserves
Capital and reserves

Note 20. Capital and reserves

The following table displays the composition and movements of capital and reserves:

		Class B
	Class A ordinary	ordinary		Participation
Capital and reserves	shares	shares	Shares	certificates
Equity instruments as of January 1, 2021	—	—	344,611	155,389
Issued during the year before the IPO	—	—	—	3,320
Reorganization transactions (Note 1)	180,314,159	903,670,701	(344,611)	(158,709)
Issued during the year during and subsequent to the IPO	26,257,358	—	—	—
Equity instruments as of December 31, 2021	206,571,517	903,670,701	—	—
Issued during the year for vesting of shares	277,127	—	—	—
Equity instruments as of December 31, 2022	206,848,644	903,670,701	—	—
Issued during the year for vesting of shares	945,555	—	—	—
Equity instruments as of December 31, 2023	207,794,199	903,670,701	—	—

20.1 Ordinary shares

As of December 31, 2023, the ordinary share capital of the Company amounted to €27.4 million, consisting of 207,794,199 Class A ordinary shares (par value CHF 0.1) and 903,670,701 Class B ordinary shares (par value CHF 0.01). As of December 31, 2022, the ordinary share capital amounted to €27.3 million, consisting of 206,848,644 Class A ordinary shares (par value CHF 0.1) and 903,670,701 Class B ordinary shares (par value CHF 0.01). As of December 31, 2021, the ordinary share capital amounted to €27.3 million, consisting of 206,571,517 Class A ordinary shares (par value CHF 0.1) and 903,670,701 Class B ordinary shares (par value CHF 0.01). Ordinary share capital is fully paid in. The holders of Class A and Class B shares are entitled to a single vote per share at shareholder meetings. Refer to Note 1 for details on the Reorganization Transactions in 2021.

20.2 Additional paid-in capital

Additional paid-in capital includes the excess over the par value paid by shareholders in connection with the issuance of ordinary shares or participation certificates as well as impacts of other transactions with shareholders, non-controlling interests and equity-settled share-based payments. The following is a summary of other transactions during the years ended December 31, 2023, 2022 and 2021 which impacted additional paid-in-capital:

During the year ended December 31, 2023, €52.0 million relate to recognized assets resulting from granted equity instruments to one licensor.

During the year ended December 31, 2022, the Company recorded a €3.0 million gain upon contribution of BetTech to SportTech as part of additional paid-in capital (refer to Note 3 and Note 28).

During the year ended December 31, 2022, the Company purchased a non-controlling interest in the subsidiary Sportradar US, LLC, a Delaware limited liability company, for €28.2 million ($32.0 million) in cash. Following this transaction, Sportradar US, LLC is a wholly-owned subsidiary of the Company.

In 2021, €5.4 million was reclassified from additional paid-in capital to unpaid contribution of capital as a result of the issuance of MPP share awards. Additionally in 2021, €63.3 million relate to recognized assets resulting from granted equity instruments to licensors.

The Reorganization Transactions in 2021 led to a decline of equity of €100.1 million, which is mainly because of the unpaid capital contribution of Slam InvestCo S.à.r.l. to Sportradar Holding AG being now consolidated.

The transaction costs with respect to the IPO in 2021 of €36.4 million are recognized in additional paid-in capital, whereas €26.4 million relate to the underwriter discount, which were already deducted from the proceeds for the issuance of new shares in the IPO.

20.3 Participation certificates

The participation certificates have been converted to ordinary shares pursuant to the Reorganization Transactions in 2021. There were no participation certificates outstanding as of December 31, 2023, 2022 or 2021.

On January 29, 2021, the Company issued 208 participation certificates for €1.0 million to a director of the Company. These participation certificates were issued at €4,808 per certificate. The fair value of these participation certificates was determined to be €12,237 per certificate. There were no vesting conditions. Therefore, a share-based payment expense in the amount of €1.5 million was recognized at grant date.

On April 7, 2021, the Company issued 1,307 participation certificates for €6.8 million to the seller of Optima, as the first contracted milestones were achieved. On May 6, 2021, the Company issued 1,805 participation certificates in connection with the acquisition of Atrium. See Note 3 for further details on the Atrium acquisition.

20.4 Treasury shares

From time to time, the Company repurchases its own shares for employee tax withholding purposes and the shares may then be used for issuances under the Sportradar Group AG Omnibus Stock Plan (refer to Note 31). Upon the vesting of RSUs, the Company fulfills its obligations under the equity instrument agreements by either issuing new shares of authorized ordinary shares or by issuing shares from treasury. The treasury shares at December 31, 2023 and 2022 comprise the cost of the Company’s shares held by the Company.

At December 31, 2023 and 2022, the Company held €2.3 million and €2.7 million in treasury shares, respectively.

Movement in treasury shares	Number of shares	Cost €’000
Treasury shares as of January 1, 2022	—	—
Purchased during the year	1,566,793	3,837
Surrendered during the year	(1,280,829)	(1,132)
Treasury shares as of December 31, 2022	285,964	2,705
Purchased during the year	787,776	9,022
Surrendered during the year	(843,128)	(9,405)
Treasury shares as of December 31, 2023	230,612	2,322

20.5 Capital management

The Company’s policy is to maintain a strong capital base so as to maintain investor, creditor and market confidence and to sustain future development of the business. The capital management of the Company comprises the management of cash and shareholders’ equity and debt. The primary objective of the Company’s capital management is to ensure the availability of funds within the Company and comply with any applicable financial covenants. See Note 21. The majority of the Company’s operations are financed by the Company’s operating cash flows. The Company manages its capital structure and makes adjustments in light of changes in economic conditions and the requirements of applicable financial covenants. The Board of Directors will determine whether to pay dividends in the future based on conditions existing at that time, including earnings, financial condition and capital requirements, as well as economic and other conditions as it may deem relevant.

Loans and borrowings, excluding leases was €0.2 million and €0.8 million as of December 31, 2023 and 2022,respectively.

During the year ended December 31, 2022, the Company prepaid €420.0 million under the Credit Agreement (as defined below). On September 16, 2022, the Company established an incremental €110.0 million revolving credit facility, with total commitments available equal to €220.0 million as of December 31, 2023 and 2022. Refer to Note 21 for further details.